Investment in an Associate (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 15, 2024	May 04, 2023	Nov. 30, 2022	Dec. 31, 2025	Dec. 31, 2023	Jun. 19, 2023
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Investment				$ 6,000,000.0
Aggregate loss for investment				2,500,000
Bridge Loan Agreement [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Loan amount	$ 250,000
Interest rate	15.00%
Services Agreement [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Proceeds from debt	$ 150,000
Repayments of debt	$ 150,000
Onkai Inc [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Value conversion		$ 1,500,000	$ 1,500,000	$ 3,800,000
Capital discount rate			15.00%
Investments					$ 300,000
Shares owned						1,223,535
Shares owned percentage						24.00%